Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Right-of-use assets of finance leases	¥ 24,667	¥ 16,402
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥431,338 and ¥234,909 measured at fair value under the fair value option in 2023 and 2024) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥431,338 and ¥234,909 measured at fair value under the fair value option in 2023 and 2024) (Notes 7, 9, 12 and 31)
Lease liabilities of finance leases	¥ 26,371	¥ 19,470
Right-of-use assets of operating leases, in consolidated balance sheets line item	Other Assets	Other Assets
Right-of-use assets of operating leases	¥ 234,386	¥ 227,112
Lease liabilities of operating leases, in consolidated balance sheets line item	Other Liabilities	Other Liabilities
Amount on balance sheet	¥ 328,559	¥ 337,391
Operating Lease, Impairment Loss	¥ 18,112	¥ 15,720